Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Information
Summary of specific financial information related to sales to external customers

	Years ended December 31,
(Thousands of dollars)	2013	2012	2011

Pork	$1,713,077	$1,638,404	$1,744,630
Commodity Trading and Milling	3,501,498	3,023,531	2,689,786
Marine	913,776	969,575	928,548
Sugar	245,541	288,315	259,786
Power	283,796	255,390	111,391
All Other	12,726	13,918	12,761
Segment/Consolidated Totals	$6,670,414	$6,189,133	$5,746,902

Summary of specific financial information related to operating income (loss)

	Years ended December 31,
(Thousands of dollars)	2013	2012	2011

Pork	$147,695	$122,556	$259,271
Commodity Trading and Milling	38,339	71,852	43,225
Marine	(25,783)	26,111	(3,904)
Sugar	24,453	60,180	65,101
Power	42,939	55,042	60,845
All Other	745	607	(1,191)
Segment Totals	228,388	336,348	423,347
Corporate	(23,524)	(26,687)	(16,143)
Consolidated Totals	$204,864	$309,661	$407,204

Summary of specific financial information related to income (loss) from affiliates

	Years ended December 31,
(Thousands of dollars)	2013	2012	2011

Commodity Trading and Milling	$(639)	$10,467	$13,450
Sugar	614	88	440
Turkey	(10,267)	20,152	12,731
Segment/Consolidated Totals	$(10,292)	$30,707	$26,621

Summary of specific financial information related to depreciation and amortization

	Years ended December 31,
(Thousands of dollars)	2013	2012	2011

Pork	$43,306	$43,014	$43,866
Commodity Trading and Milling	5,553	6,330	5,567
Marine	25,136	23,490	22,675
Sugar	10,726	11,222	8,289
Power	7,395	5,467	192
All Other	363	366	403
Segment Totals	92,479	89,889	80,992
Corporate	598	327	231
Consolidated Totals	$93,077	$90,216	$81,223

Summary of specific financial information related to total assets

	December 31,
(Thousands of dollars)	2013	2012

Pork	$773,641	$740,245
Commodity Trading and Milling	1,056,930	992,507
Marine	271,012	281,215
Sugar	226,245	254,445
Power	267,431	235,377
Turkey	342,083	423,825
All Other	6,428	5,288
Segment Totals	2,943,770	2,932,902
Corporate	474,278	414,879
Consolidated Totals	$3,418,048	$3,347,781

Summary of specific financial information related to investments in and advances to affiliates
	December 31,
(Thousands of dollars)	2013	2012

Commodity Trading and Milling	$197,036	$186,873
Sugar	2,768	2,775
Turkey	207,096	220,894
Segment/Consolidated Totals	$406,900	$410,542

Summary of specific financial information related to capital expenditures

	Years ended December 31,
(Thousands of dollars)	2013	2012	2011

Pork	$79,637	$52,333	$39,890
Commodity Trading and Milling	24,213	22,817	5,192
Marine	22,817	35,365	31,210
Sugar	17,117	22,066	22,626
Power	4,207	25,022	84,041
All Other	247	112	60
Segment Totals	148,238	157,715	183,019
Corporate	1,414	1,040	729
Consolidated Totals	$149,652	$158,755	$183,748

Geographic summary of net sales based on the location of product delivery

	Years ended December 31,
(Thousands of dollars)	2013	2012	2011

Caribbean, Central and South America	$ 2,571,970	$2,566,056	$2,225,829
Africa	1,578,341	1,471,574	1,489,409
United States	1,389,784	1,303,533	1,328,116
Canada/Mexico	393,502	351,505	407,593
Pacific Basin and Far East	383,105	334,215	238,116
Eastern Mediterranean	186,127	74,509	49,472
Europe	167,585	87,741	8,367
Totals	$ 6,670,414	$6,189,133	$5,746,902

Geographic summary of the entity's long-lived assets according to their physical location and primary port for the vessels
	December 31,
(Thousands of dollars)	2013	2012

United States	$555,882	$530,169
Dominican Republic	140,536	140,195
Argentina	90,367	108,492
All other	83,015	66,371
Totals	$869,800	$845,227